UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Life Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:    028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio           May 5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers          1
                                          -----------

Form 13F Information Table Entry Total     7
                                          -----------

Form 13F Information Table Value Total     89,119
                                          -----------
                                          (thousands)


List of Other Included Managers

No.    File No.      Name
01     028-10798     Cincinnati Financial Corporation


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

                                           Column 2       Column 3       Column 4          Column 5
               Issuer                   Title of Class      Cusip        FMV (000)     Shares/Principal   SH/PRN
ALLIANCEBERNSTEIN HOLDING LP           COMMON            01881G106           40,613           1,863,000     SH
DUKE ENERGY CORP                       COMMON            26441C105           15,219             838,500     SH
JOHNSON & JOHNSON                      COMMON            478160104            7,406             125,000     SH
PARTNERRE LTD                          COMMON            G6852T105            3,790              47,828     SH
PFIZER INC                             COMMON            717081103           10,003             492,500     SH
SPECTRA ENERGY CORP                    COMMON            847560109           11,395             419,250     SH
SYSCO CORP                             COMMON            871829107              693              25,000     SH
                                                                             89,119

                                           Column 6       Column 7        Column 8
               Issuer                   Investment Dis    Oth Mgrs          Sole            Shared         None
ALLIANCEBERNSTEIN HOLDING LP           SHARED-OTHER          01              -                1,863,000      -
DUKE ENERGY CORP                       SHARED-OTHER          01              -                  838,500      -
JOHNSON & JOHNSON                      SHARED-OTHER          01              -                  125,000      -
PARTNERRE LTD                          SHARED-OTHER          01              -                   47,828      -
PFIZER INC                             SHARED-OTHER          01              -                  492,500      -
SPECTRA ENERGY CORP                    SHARED-OTHER          01              -                  419,250      -
SYSCO CORP                             SHARED-OTHER          01              -                   25,000      -


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